Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 170,279,971
Previously Paid Amount	0
Total Fee Amount	26,069.87
Total Offset Amount	0
Net Fee	$ 26,069.87
Final Prospectus	true